Consolidated Statements of Changes In Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 310,032	$ 20	$ 281,798	$ 11,742	$ 293,560	$ 16,472
Balance, Number of Shares at Dec. 31, 2009		20,000
Release of escrow shares	10,870		10,870		10,870
Contributions from noncontrolling shareholders	1,350					1,350
Acquisition of Hidronave S.A.	(470)					(470)
Net income	7,497			5,600	5,600	1,897
Balance at Dec. 31, 2010	329,279	20	292,668	17,342	310,030	19,249
Balance, Number of Shares at Dec. 31, 2010		20,000
Acquisition of noncontrolling interest (including transaction expenses)	(8,638)		10,850		10,850	(19,488)
Net income	584			(196)	(196)	780
Balance at Dec. 31, 2011	321,225	20	303,518	17,146	320,684	541
Balance, Number of Shares at Dec. 31, 2011		20,000
Net income	176			156	156	20
Balance at Dec. 31, 2012	$ 321,401	$ 20	$ 303,518	$ 17,302	$ 320,840	$ 561
Balance, Number of Shares at Dec. 31, 2012		20,000